Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 10.8%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	76,000	4,083,480
Interactive Media & Services 8.2%
Alphabet, Inc., Class A(a)	6,120	7,111,134
Facebook, Inc., Class A(a)	32,450	5,412,660
Total		12,523,794
Total Communication Services		16,607,274
Consumer Discretionary 8.8%
Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	6,200	423,088
Starbucks Corp.	18,900	1,242,486
Total		1,665,574
Household Durables 0.2%
PulteGroup, Inc.	14,900	332,568
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	1,885	3,675,222
eBay, Inc.	70,500	2,119,230
Expedia Group, Inc.	8,000	450,160
Total		6,244,612
Multiline Retail 1.4%
Target Corp.	23,200	2,156,904
Specialty Retail 2.0%
AutoZone, Inc.(a)	1,610	1,362,060
Best Buy Co., Inc.	30,100	1,715,700
Total		3,077,760
Total Consumer Discretionary		13,477,418
Consumer Staples 7.7%
Food & Staples Retailing 0.3%
Walgreens Boots Alliance, Inc.	10,200	466,650
Food Products 1.1%
General Mills, Inc.	25,600	1,350,912
Hershey Co. (The)	1,900	251,750
Total		1,602,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 4.1%
Kimberly-Clark Corp.	19,000	2,429,530
Procter & Gamble Co. (The)	35,500	3,905,000
Total		6,334,530
Tobacco 2.2%
Altria Group, Inc.	13,115	507,157
Philip Morris International, Inc.	39,300	2,867,328
Total		3,374,485
Total Consumer Staples		11,778,327
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.(b)	18,245	1,322,033
ConocoPhillips Co.	50,445	1,553,706
Devon Energy Corp.	15,600	107,796
HollyFrontier Corp.	16,100	394,611
Valero Energy Corp.	26,935	1,221,771
Total		4,599,917
Total Energy		4,599,917
Financials 10.9%
Banks 2.5%
Bank of America Corp.	17,400	369,402
Citigroup, Inc.	74,800	3,150,576
Citizens Financial Group, Inc.	13,300	250,173
Total		3,770,151
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	10,100	340,168
BlackRock, Inc.	550	241,984
Intercontinental Exchange, Inc.	39,700	3,205,775
Moody’s Corp.	2,850	602,775
S&P Global, Inc.	9,100	2,229,955
T. Rowe Price Group, Inc.	1,400	136,710
Total		6,757,367
Consumer Finance 1.4%
Capital One Financial Corp.	34,200	1,724,364
Synchrony Financial	27,900	448,911
Total		2,173,275
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.5%
Voya Financial, Inc.	19,500	790,725
Insurance 2.1%
Allstate Corp. (The)	22,900	2,100,617
MetLife, Inc.	15,200	464,664
Prudential Financial, Inc.	11,700	610,038
Total		3,175,319
Total Financials		16,666,837
Health Care 15.1%
Biotechnology 2.7%
AbbVie, Inc.	16,630	1,267,040
Alexion Pharmaceuticals, Inc.(a)	9,590	861,086
BioMarin Pharmaceutical, Inc.(a)	8,150	688,675
Vertex Pharmaceuticals, Inc.(a)	5,850	1,392,007
Total		4,208,808
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	7,900	641,401
Dentsply Sirona, Inc.	6,730	261,326
Hologic, Inc.(a)	3,000	105,300
Medtronic PLC	38,000	3,426,840
Total		4,434,867
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	37,060	1,776,656
DaVita, Inc.(a)	8,300	631,298
HCA Healthcare, Inc.	3,100	278,535
Humana, Inc.	2,350	737,947
McKesson Corp.	10,930	1,478,392
Total		4,902,828
Pharmaceuticals 6.3%
Bristol-Myers Squibb Co.	40,300	2,246,322
Johnson & Johnson	17,200	2,255,436
Merck & Co., Inc.	53,100	4,085,514
Mylan NV(a)	44,200	659,022
Perrigo Co. PLC	7,400	355,866
Total		9,602,160
Total Health Care		23,148,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.0%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	9,600	3,253,920
Airlines 1.5%
Delta Air Lines, Inc.	6,600	188,298
Southwest Airlines Co.	59,600	2,122,356
Total		2,310,654
Electrical Equipment 1.6%
Eaton Corp. PLC	30,800	2,392,852
Machinery 2.6%
Cummins, Inc.	19,300	2,611,676
Illinois Tool Works, Inc.	9,500	1,350,140
Total		3,961,816
Professional Services 0.2%
Robert Half International, Inc.	8,700	328,425
Total Industrials		12,247,667
Information Technology 25.9%
Communications Equipment 2.5%
Cisco Systems, Inc.	97,615	3,837,246
IT Services 5.5%
MasterCard, Inc., Class A	17,150	4,142,754
VeriSign, Inc.(a)	16,905	3,044,421
Visa, Inc., Class A	8,050	1,297,016
Total		8,484,191
Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	12,550	2,975,605
Intel Corp.	33,200	1,796,784
Lam Research Corp.	550	132,000
QUALCOMM, Inc.	37,500	2,536,875
Total		7,441,264
Software 8.3%
Adobe, Inc.(a)	6,800	2,164,032
Autodesk, Inc.(a)	9,900	1,545,390
Cadence Design Systems, Inc.(a)	4,200	277,368
Fortinet, Inc.(a)	29,500	2,984,515
Microsoft Corp.	36,780	5,800,574
Total		12,771,879

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.(b)	18,620	4,734,880
HP, Inc.	137,400	2,385,264
Total		7,120,144
Total Information Technology		39,654,724
Materials 2.1%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	36,400	1,806,532
Metals & Mining 0.9%
Nucor Corp.	39,000	1,404,780
Total Materials		3,211,312
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
American Tower Corp.	14,965	3,258,629
ProLogis, Inc.	7,700	618,849
SBA Communications Corp.	1,225	330,713
Total		4,208,191
Total Real Estate		4,208,191
Utilities 3.7%
Electric Utilities 2.9%
American Electric Power Co., Inc.	5,500	439,890
Entergy Corp.	11,450	1,075,957
Exelon Corp.	67,500	2,484,675
NRG Energy, Inc.	15,700	427,982
Total		4,428,504
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	85,600	1,164,160
Total Utilities		5,592,664
Total Common Stocks (Cost $156,119,898)		151,192,994

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(c),(d)	1,975,508	1,974,520
Total Money Market Funds (Cost $1,975,190)		1,974,520
Total Investments in Securities (Cost: $158,095,088)		153,167,514
Other Assets & Liabilities, Net		11,034
Net Assets		153,178,548

At March 31, 2020, securities and/or cash totaling $433,027 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	18	06/2020	USD	2,312,730	119,735	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	2,398,586	7,952,362	(8,375,440)	1,975,508	243	(644)	8,410	1,974,520
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2020